INTANGIBLES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 10,041.7
Intangible assets, final balance	12,530.7	R$ 10,041.7
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	10,041.7	9,222.2
Effects of movements in foreign exchange in the balance sheet	1,115.8	(2,249.5)
Effect of application of IAS 29 (hyperinflation)	1,737.2	995.8
Additions	507.7	1,467.9
Amortization	(847.0)	(686.6)
Disposal	(0.5)	(1.6)
Transfers	(24.2)	1,293.5
Intangible assets, final balance	12,530.7	10,041.7
Acquisition cost	20,502.9	16,086.2
Depreciation	(7,972.2)	(6,044.5)
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	5,207.1	6,163.1
Effects of movements in foreign exchange in the balance sheet	824.2	(1,838.5)
Effect of application of IAS 29 (hyperinflation)	1,428.7	808.6
Additions		73.9
Amortization
Disposal
Transfers	(73.8)
Intangible assets, final balance	7,386.2	5,207.1
Acquisition cost	7,386.3	5,207.1
Depreciation
Gross carrying amount [member] | Intangibles [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,350.8	571.7
Effects of movements in foreign exchange in the balance sheet	214.7	(33.5)
Effect of application of IAS 29 (hyperinflation)
Additions		869.3
Amortization	(51.4)	(56.7)
Disposal
Transfers
Intangible assets, final balance	1,514.1	1,350.8
Acquisition cost	4,417.8	4,087.0
Depreciation	(2,903.6)	(2,736.2)
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,404.8	2,134.1
Effects of movements in foreign exchange in the balance sheet	43.4	(344.6)
Effect of application of IAS 29 (hyperinflation)	284.4	176.2
Additions	3.0	37.0
Amortization	(759.1)	(573.5)
Disposal	(0.5)	(0.9)
Transfers	1,277.9	976.5
Intangible assets, final balance	3,253.9	2,404.8
Acquisition cost	7,128.6	4,954.2
Depreciation	(3,874.6)	(2,549.4)
Gross carrying amount [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	1,079.0	353.3
Effects of movements in foreign exchange in the balance sheet	33.5	(32.9)
Effect of application of IAS 29 (hyperinflation)	24.1	11.0
Additions	504.7	487.7
Amortization	(36.5)	(56.4)
Disposal		(0.7)
Transfers	(1,228.3)	317.0
Intangible assets, final balance	376.5	1,079.0
Acquisition cost	1,570.2	1,837.9
Depreciation	R$ (1,194.0)	R$ (758.9)